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                              [LOGO] NATIONWIDE(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO - 2750 - 6/03

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-5.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 12, 2003

                                        2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 12. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      American Century VP - Balanced Fund - Class  I (ACVPBal)
         12,778 shares (cost $82,371) ..........................................   $   79,098

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         82,364 shares (cost $850,065) .........................................      518,066

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         25,407 shares (cost $836,362) .........................................      632,639

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         78,882 shares (cost $1,834,001) .......................................    1,553,182

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         22,902 shares (cost $264,680) .........................................      283,979

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         298,447 shares (cost $298,447) ........................................      298,447

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         91,132 shares (cost $1,161,938) .......................................      825,655

      Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)
         51,170 shares (cost $633,689) .........................................      431,364
                                                                                   ----------
            Total investments ..................................................    4,622,430

   Accounts receivable .........................................................          789
                                                                                   ----------
            Total assets .......................................................    4,623,219

Accounts payable ...............................................................           --
                                                                                   ----------
Contract owners' equity (note 4) ...............................................   $4,623,219
                                                                                   ==========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total       ACVPBal   ACVPCapAp   DryStkIx
                                                       -----------   --------   ---------   --------
Investment activity:
   Reinvested dividends ............................   $    44,716      2,041         --       4,447
   Mortality and expense risk charges (note 2) .....       (29,201)      (575)    (3,192)     (4,040)
                                                       -----------   --------    -------    --------
      Net investment income (loss) .................        15,515      1,466     (3,192)        407
                                                       -----------   --------    -------    --------

   Proceeds from mutual fund shares sold ...........     1,053,700    119,571     31,029     241,006
   Cost of mutual fund shares sold .................    (1,649,405)  (152,463)   (71,175)   (366,670)
                                                       -----------   --------    -------    --------
      Realized gain (loss) on investments ..........      (595,705)   (32,892)   (40,146)   (125,664)
   Change in unrealized gain (loss)
      on investments ...............................       937,192     38,786     68,845     189,239
                                                       -----------   --------    -------    --------
      Net gain (loss) on investments ...............       341,487      5,894     28,699      63,575
                                                       -----------   --------    -------    --------
   Reinvested capital gains ........................           374         --         --          --
                                                       -----------   --------    -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   357,376      7,360     25,507      63,982
                                                       ===========   ========    =======    ========

                                                       FidVIPEI   GVITGvtBd   GVITMyMkt   GVITNWFund
                                                       --------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ............................     28,489      5,634       1,206        2,899
   Mortality and expense risk charges (note 2) .....     (9,634)    (1,863)     (2,091)      (5,049)
                                                       --------    -------    --------     --------
      Net investment income (loss) .................     18,855      3,771        (885)      (2,150)
                                                       --------    -------    --------     --------

   Proceeds from mutual fund shares sold ...........    247,780     19,494     158,278      169,812
   Cost of mutual fund shares sold .................   (328,557)   (17,764)   (158,278)    (383,627)
                                                       --------    -------    --------     --------
      Realized gain (loss) on investments ..........    (80,777)     1,730          --     (213,815)
   Change in unrealized gain (loss)
      on investments ...............................    203,550      1,235          --      300,302
                                                       --------    -------    --------     --------
      Net gain (loss) on investments ...............    122,773      2,965          --       86,487
                                                       --------    -------    --------     --------
   Reinvested capital gains ........................         --        374          --           --
                                                       --------    -------    --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    141,628      7,110        (885)      84,337
                                                       ========    =======    ========     ========

                                                        NBAMTBal
                                                       ---------
Investment activity:
   Reinvested dividends ............................   $      --
   Mortality and expense risk charges (note 2) .....      (2,757)
                                                       ---------
      Net investment income (loss) .................      (2,757)
                                                       ---------

   Proceeds from mutual fund shares sold ...........      66,730
   Cost of mutual fund shares sold .................    (170,871)
                                                       ---------
      Realized gain (loss) on investments ..........    (104,141)
   Change in unrealized gain (loss)
      on investments ...............................     135,235
                                                       ---------
      Net gain (loss) on investments ...............      31,094
                                                       ---------
   Reinvested capital gains ........................          --
                                                       ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  28,337
                                                       =========

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        Total                 ACVPBal
                                               -----------------------   ------------------
                                                  2003         2002        2003      2002
                                               ----------   ----------   --------   -------
Investment activity:
   Net investment income (loss) ............   $   15,515       30,663      1,466     4,808
   Realized gain (loss) on investments .....     (595,705)    (151,474)   (32,892)   (6,164)
   Change in unrealized gain (loss)
      on investments .......................      937,192     (480,766)    38,786   (16,156)
   Reinvested capital gains ................          374       49,306         --        --
                                               ---------    ----------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      357,376     (552,271)     7,360   (17,512)
                                               ----------   ----------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       72,858      202,780        193     7,863
   Transfers between funds .................           --           --     (6,776)       --
   Redemptions (note 3) ....................     (927,043)    (732,880)  (110,884)  (33,326)
   Annuity benefits ........................       (4,296)      (5,008)        --        --
   Annual contract maintenance charges
      (note 2) .............................       (4,770)      (5,698)       (85)     (182)
   Contingent deferred sales charges
      (note 2) .............................       (3,333)     (15,243)        --      (909)
   Adjustments to maintain reserves ........          735        1,789       (155)       81
                                               ----------   ----------   --------   -------
         Net equity transactions ...........     (865,849)    (554,260)  (117,707)  (26,473)
                                               ----------   ----------   --------   -------

Net change in contract owners' equity ......     (508,473)  (1,106,531)  (110,347)  (43,985)
Contract owners' equity beginning
   of period ...............................    5,131,692    7,014,921    189,349   273,021
                                               ----------   ----------   --------   -------
Contract owners' equity end of period ......   $4,623,219    5,908,390     79,002   229,036
                                               ==========   ==========   ========   =======

CHANGES IN UNITS:
   Beginning units .........................      242,546      278,423     21,919    28,212
                                               ----------   ----------   --------   -------
   Units purchased .........................        7,723        8,351         22       876
   Units redeemed ..........................      (53,713)     (33,284)   (13,551)   (3,712)
                                               ----------   ----------   --------   -------
   Ending units ............................      196,556      253,490      8,390    25,376
                                               ==========   ==========   ========   =======

                                                   ACVPCapAp              DryStkIx
                                               ------------------   --------------------
                                                 2003      2002       2003       2002
                                               -------   --------   --------   ---------
Investment activity:
   Net investment income (loss) ............    (3,192)    (4,233)       407        (962)
   Realized gain (loss) on investments .....   (40,146)   (12,150)  (125,664)    (22,384)
   Change in unrealized gain (loss)
      on investments .......................    68,845    (52,836)   189,239    (158,762)
   Reinvested capital gains ................        --         --         --          --
                                               -------   --------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    25,507    (69,219)    63,982    (182,108)
                                               -------   --------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    11,533     22,977     12,377      50,137
   Transfers between funds .................    (2,082)      (888)   (30,234)       (414)
   Redemptions (note 3) ....................   (25,868)   (88,506)  (199,160)   (295,314)
   Annuity benefits ........................      (597)      (804)      (324)       (419)
   Annual contract maintenance charges
      (note 2) .............................      (437)      (558)      (627)       (955)
   Contingent deferred sales charges
      (note 2) .............................       (98)    (2,530)      (137)     (6,047)
   Adjustments to maintain reserves ........     1,165     (1,381)    (1,397)      1,570
                                               -------   --------   --------   ---------
         Net equity transactions ...........   (16,384)   (71,690)  (219,502)   (251,442)
                                               -------   --------   --------   ---------

Net change in contract owners' equity ......     9,123   (140,909)  (155,520)   (433,550)
Contract owners' equity beginning
   of period ...............................   510,112    714,453    787,191   1,448,579
                                               -------   --------   --------   ---------
Contract owners' equity end of period ......   519,235    573,544    631,671   1,015,029
                                               =======   ========   ========   =========

CHANGES IN UNITS:
   Beginning units .........................    36,543     39,761     39,854      56,265
                                               -------   --------   --------   ---------
   Units purchased .........................       850      1,391      1,754       2,148
   Units redeemed ..........................    (2,192)    (5,411)   (12,827)    (12,671)
                                               -------   --------   --------   ---------
   Ending units ............................    35,201     35,741     28,781      45,742
                                               =======   ========   ========   =========

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         FidVIPEI              GVITGvtBd
                                                  ----------------------   -----------------
                                                     2003         2002       2003     2002
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   18,855      21,903     3,771     3,785
   Realized gain (loss) on investments ........      (80,777)    (16,023)    1,730       318
   Change in unrealized gain (loss)
      on investments ..........................      203,550    (202,791)    1,235     3,724
   Reinvested capital gains ...................           --      49,074       374       232
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      141,628    (147,837)    7,110     8,059
                                                  ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       18,304      34,301     2,554     7,437
   Transfers between funds ....................      (29,975)         --    10,569        --
   Redemptions (note 3) .......................     (210,188)   (157,998)  (16,148)  (17,613)
   Annuity benefits ...........................         (861)     (1,078)   (1,168)   (1,109)
   Annual contract maintenance charges
      (note 2) ................................       (1,614)     (1,903)     (235)     (208)
   Contingent deferred sales charges
      (note 2) ................................         (649)     (2,780)     (323)     (343)
   Adjustments to maintain reserves ...........        1,116        (325)      412       321
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............     (223,867)   (129,783)   (4,339)  (11,515)
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........      (82,239)   (277,620)    2,771    (3,456)
Contract owners' equity beginning
   of period ..................................    1,636,263   2,284,751   281,381   243,594
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........   $1,554,024   2,007,131   284,152   240,138
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       83,365      95,388     6,435     6,061
                                                  ----------   ---------   -------   -------
   Units purchased ............................          939       1,527       303       200
   Units redeemed .............................      (12,326)     (7,032)     (377)     (473)
                                                  ----------   ---------   -------   -------
   Ending units ...............................       71,978      89,883     6,361     5,788
                                                  ==========   =========   =======   =======

                                                       GVITMyMkt            GVITNWFund
                                                  ------------------   --------------------
                                                    2003       2002      2003       2002
                                                  --------   -------   --------   ---------
Investment activity:
   Net investment income (loss) ...............       (885)      (72)    (2,150)     (3,866)
   Realized gain (loss) on investments ........         --        --   (213,815)    (53,294)
   Change in unrealized gain (loss)
      on investments ..........................         --        --    300,302     (18,502)
   Reinvested capital gains ...................         --        --         --          --
                                                  --------   -------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (885)      (72)    84,337     (75,662)
                                                  --------   -------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      5,759    29,681     16,523      33,260
   Transfers between funds ....................     58,631     1,302       (133)         --
   Redemptions (note 3) .......................   (143,796)  (13,597)  (166,469)    (71,715)
   Annuity benefits ...........................         --        --         --          --
   Annual contract maintenance charges
      (note 2) ................................       (608)     (360)      (785)       (968)
   Contingent deferred sales charges
      (note 2) ................................     (1,604)     (478)      (416)       (640)
   Adjustments to maintain reserves ...........         16        (7)        78          25
                                                  --------   -------   --------   ---------
         Net equity transactions ..............    (81,602)   16,541   (151,202)    (40,038)
                                                  --------   -------   --------   ---------

Net change in contract owners' equity .........    (82,487)   16,469    (66,865)   (115,700)
Contract owners' equity beginning
   of period ..................................    380,948   279,669    892,575   1,182,689
                                                  --------   -------   --------   ---------
Contract owners' equity end of period .........    298,461   296,138    825,710   1,066,989
                                                  ========   =======   ========   =========

CHANGES IN UNITS:
   Beginning units ............................     15,689    11,505     13,398      14,476
                                                  --------   -------   --------   ---------
   Units purchased ............................      3,107       889        435         429
   Units redeemed .............................     (6,473)     (208)    (2,766)       (925)
                                                  --------   -------   --------   ---------
   Ending units ...............................     12,323    12,186     11,067      13,980
                                                  ========   =======   ========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        NBAMTBal
                                                  --------------------
                                                    2003        2002
                                                  ---------   --------
Investment activity:
   Net investment income (loss) ...............   $  (2,757)     9,300
   Realized gain (loss) on investments ........    (104,141)   (41,777)
   Change in unrealized gain (loss)
      on investments ..........................     135,235    (35,443)
   Reinvested capital gains ...................          --         --
                                                  ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      28,337    (67,920)
                                                  ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       5,615     17,124
   Transfers between funds ....................          --         --
   Redemptions (note 3) .......................     (54,530)   (54,811)
   Annuity benefits ...........................      (1,346)    (1,598)
   Annual contract maintenance charges
      (note 2) ................................        (379)      (564)
   Contingent deferred sales charges
      (note 2) ................................        (106)    (1,516)
   Adjustments to maintain reserves ...........        (500)     1,505
                                                  ---------   --------
         Net equity transactions ..............     (51,246)   (39,860)
                                                  ---------   --------

Net change in contract owners' equity .........     (22,909)  (107,780)
Contract owners' equity beginning
   of period ..................................     453,873    588,165
                                                  ---------   --------
Contract owners' equity end of period .........   $ 430,964    480,385
                                                  =========   ========

CHANGES IN UNITS:
   Beginning units ............................      25,343     26,755
                                                  ---------   --------
   Units purchased ............................         313        891
   Units redeemed .............................      (3,201)    (2,852)
                                                  ---------   --------
   Ending units ...............................      22,455     24,794
                                                  =========   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of the Account were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT)
               (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

          At June 30, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $12,158 and $4,691, respectively, and total transfers from the Account to the fixed account were $176,083 and $74,614, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   -------   ----------   --------------   ----------   ---------
     American Century VP - Balanced Fund - Class I
           2003 ........................     1.30%      8,390   $ 9.416227     $   79,002        1.52%        9.00%
           2002 ........................     1.30%     25,376     9.025719        229,037        2.95%       -6.73%
           2001 ........................     1.30%     29,074     9.934013        288,821        2.81%       -2.28%
           2000 ........................     1.30%     18,247    21.135913        385,667        2.46%        0.58%
           1999 ........................     1.30%     22,901    18.663713        427,417        2.94%        0.75%

     American Century VP - Capital Appreciation Fund - Class I
           2003 ........................     1.30%     35,201    14.612763        514,384        0.00%        5.74%
           2002 ........................     1.30%     35,741    15.865828        567,061        0.00%      -10.71%
           2001 ........................     1.30%     44,113    21.321640        940,566        0.00%      -14.81%
           2000 ........................     1.30%     62,362    27.124399      1,691,532        0.00%       16.63%
           1999 ........................     1.30%     62,718    16.516179      1,035,862        0.00%       15.33%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
           2003 ........................     1.30%     28,781    21.773870        626,674        0.63%       10.92%
           2002 ........................     1.30%     45,742    22.063680      1,009,237        0.33%      -13.88%
           2001 ........................     1.30%     58,071    27.359190      1,588,773        0.50%       -7.44%
           2000 ........................     1.30%     89,305    32.615212      2,912,703        0.46%       -1.19%
           1999 ........................     1.30%     93,094    30.896018      2,876,234        0.58%       11.42%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2003 ........................     1.30%     71,978    21.510450      1,548,279        1.79%        9.99%
           2002 ........................     1.30%     89,883    22.246112      1,999,547        1.89%       -6.75%
           2001 ........................     1.30%    113,298    25.040516      2,837,044        1.75%       -1.55%
           2000 ........................     1.30%    160,756    22.981645      3,694,437        1.79%       -3.30%
           1999 ........................     1.30%    209,189    25.356511      5,304,304        1.45%       11.97%

     Gartmore GVIT Government Bond Fund - Class I

        Tax qualified
           2003 ........................     1.30%      6,177    44.537355        275,107        1.99%        2.46%
           2002 ........................     1.30%      5,583    41.076574        229,331        1.31%        3.52%
           2001 ........................     1.30%      4,500    38.148518        171,651        2.46%        1.76%
           2000 ........................     1.30%      6,737    34.879444        234,983        3.03%        3.36%
           1999 ........................     1.30%      8,882    34.029647        302,251        2.70%       -2.81%

        Non-tax qualified
           2003 ........................     1.30%        184    44.553805          8,198        1.99%        2.46%
           2002 ........................     1.30%        205    41.091753          8,424        1.31%        3.52%
           2001 ........................     1.30%        243    38.162607          9,292        2.46%        1.76%
           2000 ........................     1.30%      9,652    34.892329        336,781        3.03%        3.36%
           1999 ........................     1.30%      9,697    34.042202        330,107        2.70%       -2.81%

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   -------   ----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund - Class I

        Tax qualified
           2003 ........................     1.30%    12,258     24.208726        296,751       0.36%       -0.28%
           2002 ........................     1.30%    12,149     24.295135        295,162       0.59%       -0.03%
           2001 ........................     1.30%    10,874     24.159238        262,717       2.21%        1.65%
           2000 ........................     1.30%    13,155     23.198381        305,175       2.53%        2.15%
           1999 ........................     1.30%    23,538     22.303916        524,990       2.46%        1.64%

        Non-tax qualified
           2003 ........................     1.30%        65     26.303217          1,710       0.36%       -0.28%
           2002 ........................     1.30%        37     26.397101            977       0.59%       -0.03%
           2001 ........................     1.30%     1,884     26.249447         49,464       2.21%        1.65%

     Gartmore GVIT Nationwide(R) Fund: Class I

        Tax qualified
           2003 ........................     1.30%    10,365     74.746441        774,747       0.34%       11.55%
           2002 ........................     1.30%    11,297     76.746178        867,002       0.19%       -6.57%
           2001 ........................     1.30%    12,676     86.376227      1,094,906       0.35%       -8.49%
           2000 ........................     1.30%    19,266    100.328103      1,932,921       0.25%        2.69%
           1999 ........................     1.30%    23,466     101.84453      2,389,884       0.39%       10.03%

        Non-tax qualified
           2003 ........................     1.30%       702     72.596501         50,963       0.34%       11.55%
           2002 ........................     1.30%     2,683     74.538723        199,987       0.19%       -6.57%
           2001 ........................     1.30%     2,979     83.891787        249,873       0.35%       -8.49%
           2000 ........................     1.30%     4,467     97.442368        435,275       0.25%        2.69%
           1999 ........................     1.30%     5,336     98.915179        527,811       0.39%       10.03%

     Neuberger Berman AMT - Balanced Portfolio(R)
           2003 ........................     1.30%    22,455     18.920558        424,861       0.00%        7.24%
           2002 ........................     1.30%    24,794     19.034787        471,949       2.79%      -11.78%
           2001 ........................     1.30%    27,495     22.799213        626,870       1.96%       -9.65%
           2000 ........................     1.30%    37,972     29.352154      1,114,560       1.76%        9.59%
           1999 ........................     1.30%    39,699     20.622941        818,711       1.88%        1.51%
                                                                                ---------

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5

                                                                                Contract
                                                                             Owners' Equity
                                                                             --------------
     2003 Reserves for annuity contracts in payout phase: ................         22,543
                                                                              -----------
     2003 Contract owners' equity ........................................    $ 4,623,219
                                                                              ===========

     2002 Reserves for annuity contracts in payout phase: ................         30,676
                                                                              -----------
     2002 Contract owners' equity ........................................    $ 5,908,390
                                                                              ===========

     2001 Reserves for annuity contracts in payout phase: ................         45,665
                                                                              -----------
     2001 Contract owners' equity ........................................    $ 8,165,642
                                                                              ===========

     2000 Reserves for annuity contracts in payout phase: ................         99,333
                                                                              -----------
     2000 Contract owners' equity ........................................    $13,143,367
                                                                              ===========

     1999 Reserves for annuity contracts in payout phase: ................         98,012
                                                                              -----------
     1999 Contract owners' equity ........................................    $14,635,583
                                                                              ===========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company